UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Mar. 31, 2025		Mar. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 4,004,126	$ 7,600,300		$ 5,362,101
Restricted cash	140	138		0
Short-term investments	1,989,712	3,094,208		1,131,267
Inventories, net	2,254,471	1,800,020		1,963,166
Due from related parties	3,418,847	3,197,017		366,761
Long-term accounts receivable, net - current portion	84,279	82,681		0
Long-term other receivable, net - current portion	64,383	89,050		0
Finance receivables, net - current portion	55,328	70,801		100,564
Prepaid expenses and other current assets, net	1,941,725	1,363,793		1,923,001
TOTAL CURRENT ASSETS	21,524,230	22,971,221		18,073,568
Property and equipment, net	379,438	385,415		599,831
Right-of-use assets, net	377,626	434,188		346,995
Deferred tax assets, net	6,375	5,613		47,585
Long-term accounts receivable, net - non-current portion		0		197,005
Long-term other receivable, net - non-current portion	414,589	591,803		0
Finance receivables, net - non-current portion	41,724	46,852		96,961
Other non-current assets, net	211,371	374,201		324,723
TOTAL NONCURRENT ASSETS	1,431,123	1,838,072		1,613,100
TOTAL ASSETS	22,955,353	24,809,293		19,686,668
CURRENT LIABILITIES:
Short-term bank loan	140,445	137,781		0
Convertible note payable	1,769,482	2,391,945		0
Derivative liability	293,641	2,032,530		0
Deferred revenue	1,092,527	999,182		598,661
Payroll payable	327,940	294,669		233,556
Taxes payable	240,324	218,342		268,710
Accrued expenses and other current liabilities	131,355	233,883		105,159
Deferred tax liabilities	5,843	6,964		78
Operating lease liabilities - current portion	292,072	275,213		248,562
TOTAL CURRENT LIABILITIES	6,073,389	7,866,443		2,385,656
Operating lease liabilities - non-current portion	202,158	258,974		186,833
Other long-term payable		0		6,313
TOTAL NONCURRENT LIABILITIES	296,256	385,733		193,146
TOTAL LIABILITIES	6,369,645	8,252,176		2,578,802
COMMITMENTS AND CONTINGENCIES	0	0
SHAREHOLDERS’ EQUITY
Additional paid-in capital	21,062,521	13,754,806
Statutory reserves	647,250	646,794
Retained earnings (accumulated deficits)	(10,370,735)	(3,069,137)
Accumulated other comprehensive loss	(687,330)	(864,735)
TOTAL SHAREHOLDERS’ EQUITY	10,654,676	10,470,098		10,742,433
Non-controlling interest	5,931,032	6,087,019		6,365,433
TOTAL EQUITY	16,585,708	16,557,117	[1]	17,107,866
TOTAL LIABILITIES AND EQUITY	22,955,353	24,809,293		19,686,668
Nonrelated Party
CURRENT ASSETS:
Accounts receivable	4,629,500	3,976,391		4,967,146
Advance to vendors	2,691,484	1,451,280		1,837,209
CURRENT LIABILITIES:
Accounts payable	1,381,281	1,003,053		922,195
Related Party
CURRENT ASSETS:
Accounts receivable	77,818	245,492		232,620
Advance to vendors	312,417	50		189,733
Due from related parties	3,418,847	3,197,017		366,761
CURRENT LIABILITIES:
Accounts payable	24,137	140,261		1,387
Due to related parties	374,342	132,620		7,348
Due to a related party - non-current	94,098	126,759		0
Class A ordinary share
SHAREHOLDERS’ EQUITY
Ordinary shares, value	2,384	1,784		1,463
Class B ordinary share
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 586	586		586
Additional paid-in capital		13,754,806		3,175,965
Statutory reserves		646,794		645,538
Retained earnings (accumulated deficits)		(3,069,137)		7,730,437
Accumulated other comprehensive loss		$ (864,735)		$ (811,556)

[1]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 20)